Commitments and Contingencies - Schedule of Guarantee to Related party, Bank Beneficiary (Details) - Zhejiang Leiya Technology Co., Ltd [Member]	12 Months Ended
Dec. 31, 2025 CNY (¥)
Gain Contingencies [Line Items]
Guarantee Balance	¥ 25,750,000
Maturity Date	Jun. 09, 2026